Property, Equipment and Software	12 Months Ended
Dec. 31, 2013
Property, Equipment and Software
Property, Equipment and Software

7.                        Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Building and decoration	564,001	609,865
Leasehold improvements	39,062	42,491
Furniture, fixtures and office equipment	47,628	49,000
Vehicles	10,095	14,845
Servers and computers	729,724	818,271
Software	38,182	40,141
Construction in progress	135,041	196,929
	1,563,733	1,771,542
Less: accumulated depreciation	(748,707)	(899,429)
Net book value	815,026	872,113

Depreciation expense was RMB208.3 million, RMB184.2 million and RMB158.0 million for the years ended 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, the Construction in progress balance mainly represented a prepayment of RMB112.0 million and RMB189.5 million, respectively, for the construction of an office building in Beijing. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.